Subsequent Event	6 Months Ended
Mar. 31, 2025
Subsequent Event [Abstract]
SUBSEQUENT EVENT

Note 12 SUBSEQUENT EVENT

On April 23, 2025, the Company entered into an Amended and Restated Securities Purchase Agreement (the “Amended and Restated Agreement”) with certain accredited investors for a private placement offering, which amended and restated a Securities Purchase Agreement dated as of March 7, 2025. Pursuant to the terms of the Amended and Restated Agreement, the Company agreed to sell, and the investors agreed to purchase, (i) 32,608,696 Class A ordinary shares, par value $0.000625 per share (the “Ordinary Shares”); (ii) Series C ordinary warrants to purchase up to 24,456,522 Ordinary Shares, and (iii) Series D ordinary warrants to purchase up to 24,456,522 Ordinary Shares (collectively, the “Private Placement”). The purchase price for each Ordinary Share and associated Series C ordinary warrant and Series D ordinary warrant is US$0.23. The Private Placement was consummated on August 14, 2025. The Company received an aggregate amount of gross proceeds from the Private Placement of approximately US$7,500,000, before deducting any offering expenses payable by the Company.

On April 25, 2025, the Company entered into a Project Outsourcing Agreement (the “Agreement”) with (i) InnoSphere Tech Inc. (“InnoSphere Tech”), a wholly-owned subsidiary of the Company, and (ii) certain service providers (“Party B”). Pursuant to the Agreement, Party B will provide services for the construction of MGAI Privatization Large Model System to InnoSphere Tech. In consideration of the services, the Company will issue to Party B (or its designees) 10,000,000 newly issued restricted shares (the “Shares”) of the Company’s Class A ordinary shares of par value US$0.000625 each at a price of US$0.265 per Share.

On June 25, 2025, the Company entered into a definitive share purchase agreement pursuant to which the Company agreed to sell all of the issued and outstanding shares of Prestige Assets International Inc. (“PAII”), a wholly owned subsidiary incorporated in the British Virgin Islands, and three subsidiaries of PAII, namely Prestige Asset Management Limited, Prestige Global Asset Management Limited and Prestige Global Capital Inc., operating asset management business, to a third party. The transaction closed on the same day.

Other than the subsequent event described above, the Company has not identified any events with a material financial impact on the Company’s condensed consolidated financial statements.